Shareholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2012	Mar. 30, 2009	Jun. 30, 2010	Dec. 31, 2014	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Jan. 31, 2014	Mar. 15, 2012	Dec. 31, 2007	Dec. 31, 2000
Shareholders' Equity [Line Items]
Number of shares outstanding				88,726,543
Common shares sold from treasury stock		14,700,000		4,500,000
Equity units number issued, units		6,600,000
Common shares sold aggregate stated amount	$ 106,273,000	$ 235,000,000
Equity units sold aggregate public offering price		165,000,000
Forward purchase price contract obligation per share		$ 25
Undivided beneficial ownership interest		2.50%
Senior notes principal amount									0
Interest rate											3.854%
Purchase contract settlement date				2012-04-30
Allocation of underwriting commissions as deferred charges		1.00%
Underwriting commissions paid, total		6.00%
Debt maturity date				Apr. 30, 2014
Senior notes coupon yield per annum											2.875%
Equity units outstanding	4,250,920
Common shares issued in exchange for equity units			2,300,000
Shares issued in exchange under purchase contracts	5,800,000
Maximum number of shares that may yet be purchased				5,349,926
Stock repurchase program, number of shares authorized to be repurchased (in shares)										10,000,000		37,500,000	10,000,000
Aggregate number of shares repurchased				42,200,000
Aggregate value of shares repurchased				2,237,000,000
Repurchased shares remain in treasury stock				14,100,000			8,400,000
Equity Offering
Shareholders' Equity [Line Items]
Common shares sold from treasury stock					14,700,000
Repurchase Of Equity Units
Shareholders' Equity [Line Items]
Common shares sold from treasury stock			3,100,000			5,800,000
Stock Incentive Plan
Shareholders' Equity [Line Items]
Common shares sold from treasury stock				500,000			500,000	400,000
Undivided Interest
Shareholders' Equity [Line Items]
Senior notes principal amount		$ 1,000
Interest rate		8.00%
Debt instrument maturity year				2014